Business Combination - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 836,115	$ 835,233	$ 834,416	$ 841,522
Space Monkey Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired					$ 404
Deferred tax liability					(1,106)
Intangible assets					8,300
Goodwill					7,402
Total estimated fair value of the assets acquired and liabilities assumed					$ 15,000
Wildfire Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired						$ 96
Intangible assets						2,900
Goodwill						504
Total cash consideration						$ 3,500